Pension Plans and Other Post-Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Employee Benefits [Abstract]
Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets
The following tables set forth the status of the defined benefit pension and other post-retirement benefit plans:

	2018			2017
Pension		Other post-retirement	Total	Pension	Other post-retirement	Total
Change in defined benefit obligations:
Defined benefit obligation, January 1	$3,661	$268	$3,929	$3,545	$262	$3,807
Current service cost	54	5	59	47	3	50
Interest cost	118	9	127	122	10	132
Actuarial losses (gains)	(253)	(11)	(264)	209	9	218
Benefits paid	(180)	(15)	(195)	(159)	(11)	(170)
Settlement losses (gains)(1)	—	—	—	(86)	—	(86)
Plan amendments	(1)	—	(1)	(2)	—	(2)
Foreign exchange rate movement	59	6	65	(15)	(5)	(20)
Defined benefit obligation, December 31	$3,458	$262	$3,720	$3,661	$268	$3,929
Change in plan assets:
Fair value of plan assets, January 1	$3,301	$—	$3,301	$3,243	$—	$3,243
Administrative expense	(1)	—	(1)	—	—	—
Interest income on plan assets	105	—	105	110	—	110
Return on plan assets (excluding amounts included in net interest expense)	(156)	—	(156)	116	—	116
Employer contributions	127	15	142	80	11	91
Benefits paid	(180)	(15)	(195)	(159)	(11)	(170)
Settlement losses (gains)(1)	—	—	—	(80)	—	(80)
Foreign exchange rate movement	57	—	57	(9)	—	(9)
Fair value of plan assets, December 31	$3,253	$—	$3,253	$3,301	$—	$3,301
Amounts recognized on Statement of Financial Position:
Fair value of plan assets	$3,253	$—	$3,253	$3,301	$—	$3,301
Defined benefit (obligation)	(3,458)	(262)	(3,720)	(3,661)	(268)	(3,929)
Net recognized (liability) asset, December 31	$(205)	$(262)	$(467)	$(360)	$(268)	$(628)

Schedule of Net Benefit Expense

Components of net benefit expense recognized:
Current service cost	$54	$5	$59	$47	$3	$50
Administrative expense	1	—	1	—	—	—
Net interest expense (income)	13	9	22	12	10	22
Settlement losses (gains)(1)	—	—	—	(6)	—	(6)
Plan amendments	(1)	—	(1)	(2)	—	(2)
Other long-term employee benefit losses (gains)	—	(3)	(3)	—	4	4
Net benefit expense	$67	$11	$78	$51	$17	$68

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)

Remeasurement of net recognized (liability) asset:
Return on plan assets (excluding amounts included in net interest expense)	$(156)	$—	$(156)	$116	$—	$116
Actuarial gains (losses) arising from changes in demographic assumptions	7	(2)	5	2	1	3
Actuarial gains (losses) arising from changes in financial assumptions	241	8	249	(161)	(11)	(172)
Actuarial gains (losses) arising from experience adjustments	5	2	7	(50)	5	(45)
Foreign exchange rate movement	(2)	(2)	(4)	6	1	7
Components of defined benefit costs recognized in Other comprehensive income (loss)	$95	$6	$101	$(87)	$(4)	$(91)

(1) In 2017, the Company terminated and completely settled the defined benefit pension plan of a U.S. subsidiary within the SLF Asset Management segment.

Schedule of Assumptions Used

	2018			2017
	Canada %	U.K. %	U.S. %	Canada %	U.K. %	U.S. %
To determine defined benefit obligation at end of year:
Discount rate for pension plans	3.60	2.85	4.40	3.40	2.30	3.70
Rate of compensation increase	3.00	n/a	n/a	3.10	n/a	n/a
Pension increases	0.00-0.15	3.15	n/a	0.00-0.15	3.50	n/a
To determine net benefit expense for year:
Discount rate for pension plans	3.40	2.30	3.70	3.70	2.55	4.25
Rate of compensation increase	3.10	n/a	n/a	3.00	n/a	n/a
Pension increases	0.00-0.15	3.50	n/a	0.00-0.15	3.55	n/a
Health care trend rates:
Initial health care trend rate	5.42	n/a	6.50	5.47	n/a	6.50
Ultimate health care trend rate	4.50	n/a	5.00	4.50	n/a	5.00
Year ultimate health care trend rate reached	2030	n/a	2023	2030	n/a	2023

	2018			2017
	Canada	U.K.	U.S.	Canada	U.K.	U.S.
Mortality rates:
Life expectancy (in years) for individuals currently at age 65:
Male	23	24	23	22	24	23
Female	25	25	24	25	26	24
Life expectancy (in years) at 65 for individuals currently at age 45:
Male	24	25	24	24	26	24
Female	26	28	26	25	29	26
Average duration (in years) of pension obligation	17.3	16.9	12.2	17.1	19.0	13.3

Schedule of Effect of Percentage-Point Changes For Sensitives
The impact of changes in each key assumption may result in greater than proportional changes in sensitivities.

	Pension	Post-retirement benefits
Interest/discount rate sensitivity(1):
1% decrease	$644	$33
1% increase	$(500)	$(28)
Rate of compensation increase assumption:
1% decrease	$(75)	n/a
1% increase	$78	n/a
Health care trend rate assumption:
1% decrease	n/a	$(13)
1% increase	n/a	$15
Mortality rates(2):
10% decrease	$89	$6

(1)	Represents a parallel shift in interest rates across the entire yield curve, resulting in a change in the discount rate assumption.

(2)	Represents 10% decrease in mortality rates at each age.

Schedule of Allocation of Plan Assets
Composition of fair value of plan assets, December 31:

	2018	2017
Equity investments	3%	3%
Fixed income investments	76%	86%
Real estate investments	8%	7%
Qualifying insurance contract	9%	—
Other	4%	4%
Total composition of fair value of plan assets	100%	100%

Schedule of Expected Contributions and Expected Future Benefit Payments
The following tables set forth the expected contributions and expected future benefit payments of the defined benefit pension and other post-retirement benefit plans:

	Pension	Post-retirement	Total
Expected contributions for the next 12 months	$118	$16	$134

Expected Future Benefit Payments

	2019	2020	2021	2022	2023	2024 to 2028
Pension	$160	$168	$175	$183	$190	$1,022
Post-retirement	16	16	16	17	17	92
Total	$176	$184	$191	$200	$207	$1,114